Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (29,032)	$ (20,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,061	921
Interest (income) expenses	(20)	(34)
Net changes in operating leases	(287)	(33)
Interest expenses on finance lease		(2)
Exchange losses on cash and cash equivalents and restricted cash	133	41
Changes in accrued liability for employee rights upon retirement	(21)	(5)
Share-based compensation	2,137	1,332
Changes in operating assets and liabilities:
Decrease in other current assets and long-term prepaid expenses	1,731	547
Decrease in trade receivables		129
Increase (decrease) in accounts payable:
Trade	(2,565)	370
Other (including other non-current liability)	2,648	(228)
Decrease in deferred revenue	(658)	(574)
Net cash used in operating activities	(24,873)	(18,349)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(810)	(943)
Investment in short-term bank deposits	(3,000)	(25,108)
Maturity of short-term bank deposits	25,108	17,085
Net cash (used in) provided by investing activities	21,298	(8,966)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants	22	32,959
Issuance costs		(2,202)
Proceeds from issuance of ordinary shares subject to possible redemption		1,598
Proceeds from exercised warrants		7,048
Finance lease payments		(104)
Net cash provided by financing activities	22	39,299
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(3,553)	11,984
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	22,348	13,697
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(133)	(41)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	18,662	25,640
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING
Reclassification of ordinary shares subject to possible redemption into ordinary shares	1,598
Right of use assets obtained in exchange for new operating lease liabilities		271
Purchase of property and equipment in payables		98
Decrease in operating lease right of use and operating lease liabilities resulting from early termination of lease	11
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	18,302	25,278
Restricted bank deposits included in non-current assets	360	362
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	18,662	25,640
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Interest received	173	83
Interest paid		$ 2